SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue (Details)	12 Months Ended
Dec. 31, 2019 category
Revenue recognition
Number of major deliverables	4
Major revenue deliverable programs	3
Minimum
Revenue recognition
Expiry period of Yiren coins	1 year 6 months
Maximum
Revenue recognition
Expiry period of Yiren coins	2 years 6 months